Related parties - Additional information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions				12 Months Ended
	Jun. 26, 2023 EUR (€)	Jan. 31, 2022 EUR (€) shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) Options	Jan. 31, 2022 € / shares shares
Related parties
Share-based payments				€ 2,158	€ (1,461)	€ 5,471
Number of common shares issued (in shares) | shares		4,479,088	4,479,088
Share price | (per share)			$ 3.73				€ 3.35
Number of securities called by warrants | shares			1,343,727				1,343,727
Exercise price of warrants | $ / shares			$ 7.72
Warrant Fair Value, Per Share | € / shares				€ 0.29	€ 0.19
Increase in fair value of warrant liabilities				€ 159	€ (2,574)
Gain on sale of IP to JV	€ 7,549			7,549
Share Based Payment Reversal					3,104
Receivables of related to the exercise of options				0	321
Provision for Doubtful accounts				0	58
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs		€ 15,000
Value of other equity instruments granted under share based payment arrangement		€ 2,800	$ 3.2
Revenues recognized in profit and loss				236	1,815
Share of (loss) income of investments accounted for by the Equity method	€ 9,436			9,436
COVID Testing Supplies Purchases
Related parties
Payments for services				812	699
2019 Plan | RSUs
Related parties
RSUs granted | Options						167,326
Supervisory board members
Related parties
Share-based payments				741	1,446	€ 2,564
Supervisory board members | Supervisory board activities
Related parties
Payments for services				224	216	€ 688
Key management personnel
Related parties
Receivables of related to the exercise of options				0	0
Key management personnel | Equity share option 2017 (Equity settled)
Related parties
Pension commitments for members of the management board				€ 0
Key management personnel | 2019 Plan | RSUs
Related parties
RSUs granted | shares				1,495,855
Former CSO
Related parties
Share-based payments				€ 117
Former CEO, Former CFO, Former CIO
Related parties
Share-based payments				1,000
Share Based Payment Reversal					3,104
Dr Bauer GmbH
Related parties
Payable for services				€ 80	€ 0
Common shares
Related parties
Issued shares | shares					4,998,000